UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.6% ‡
	Shares	Value
CONSUMER DISCRETIONARY — 16.2%
Amazon.com *	8,365	$2,220,908
Coach	25,110	1,280,610
Comcast, Cl A	79,665	3,033,643
Home Depot	37,570	2,514,184
Las Vegas Sands	30,270	1,672,418
Lowe’s	66,340	2,533,525
NIKE, Cl B	43,850	2,370,092
priceline.com *	2,337	1,601,943
Starbucks	46,670	2,619,120
Viacom, Cl B	40,720	2,457,452
Walt Disney	73,570	3,963,952

		26,267,847

CONSUMER STAPLES — 8.3%
Costco Wholesale	23,820	2,437,739
Hershey	40,610	3,226,465
Kraft Foods Group	48,123	2,224,245
Mondelez International, Cl A	144,360	4,011,764
Whole Foods Market	15,620	1,503,425

		13,403,638

ENERGY — 9.3%
Halliburton	102,450	4,167,666
National Oilwell Varco	31,450	2,331,703
Occidental Petroleum	21,490	1,896,922
Suncor Energy	66,370	2,257,908
Valero Energy	103,040	4,505,939

		15,160,138

FINANCIALS — 5.6%
American International Group *	61,760	2,336,381
Citigroup	57,950	2,443,172
JPMorgan Chase	50,080	2,356,264
State Street	35,600	1,981,140

		9,116,957

HEALTH CARE — 13.5%
Actavis *	17,750	1,533,423
Cardinal Health	67,110	2,940,089
Celgene *	56,260	5,567,490
Cooper	27,610	2,798,273
Merck	80,180	3,467,785
Thermo Fisher Scientific	54,870	3,958,322
Warner Chilcott, Cl A	109,430	1,550,623

		21,816,005

INDUSTRIALS — 9.3%
Danaher	58,700	3,517,891
PACCAR	33,180	1,561,451
Precision Castparts	16,200	2,971,080
Stanley Black & Decker	43,110	3,312,141

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
United Technologies	42,155	$3,691,513

		15,054,076

INFORMATION TECHNOLOGY — 26.4%
Apple	20,679	9,415,355
Broadcom, Cl A	64,540	2,094,323
Check Point Software Technologies *	37,260	1,863,000
Cisco Systems	74,370	1,529,791
Citrix Systems	27,230	1,992,147
Cognizant Technology Solutions, Cl A *	20,105	1,571,809
eBay *	22,360	1,250,595
EMC *	107,450	2,644,345
Google, Cl A *	7,042	5,321,569
Microsoft	58,010	1,593,535
Oracle	96,950	3,442,694
QUALCOMM	42,090	2,779,203
Salesforce.com *	13,710	2,359,902
Texas Instruments	36,330	1,201,796
Visa, Cl A	23,755	3,751,152

		42,811,216

MATERIALS — 5.0%
Ecolab	4,300	311,320
FMC	19,720	1,212,188
International Paper	43,510	1,802,184
Monsanto	24,910	2,524,629
PPG Industries	16,110	2,221,086

		8,071,407

Total Common Stock (Cost $128,871,024)		151,701,284

SHORT-TERM INVESTMENT(A) — 0.1%
Fidelity Institutional Money Market Funds—Prime Money Market Portfolio, 0.010% (Cost $200,936)	200,936	200,936

Total Investments— 93.7% (Cost $129,071,960)†		$151,902,220

Percentages are based on Net Assets of $162,191,758.
*	Non-income producing security.
‡	Narrow industries are used for compliance purposes, whereas broad sector are utilized for reporting.
(A)	The reporting rate is the 7-day effective yield as of January 31, 2013.

Cl	— Class

†	At January 31, 2013, the tax basis const of the Fund’s investments was $129,071,960, and the unrealized appreciation and depreciation were $25,171,624 and $(2,341,364), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2013 (Unaudited)

As of January 31, 2013, all of the Fund’s investments were considered level 1.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WCM-QH-001-0400

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013